Subsequent Events	9 Months Ended	12 Months Ended
	Jul. 03, 2011	Oct. 03, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 8 – Subsequent Events

On July 25, 2011, the preferred shareholders agreed to waive all accrued dividends up to the date of the waiver and all future dividends which may accrue on or after the waiver upon the effectiveness of the Registration Statement filed on form S-1 and discussed in note 6. In exchange for the waiver, the Company has agreed to a new stated value per share of the Series A Preferred Stock of $6,860.34 which shall be accepted as payment in full of dividends to date in the event the Registration Statement is not declared effective.

Note 16 — Subsequent Events

On November 23, 2010, Peninsula Bank Business Funding waived the Company’s requirement to meet the EBITDA requirement set forth in Section 6.8 (c) of the August 3, 2010 amended Agreement for the fourth quarter ended October 3, 2010. In addition, on November 29, 2010 Peninsula Bank Business Funding agreed to a second amendment for Section 6.8 (d) of the Agreement to adjust the minimum EBITDA covenant for the fiscal quarter ending January 2, 2011 to $95,000.

On March 22, 2011, Peninsula Bank Business Funding and the Company, entered into a fourth amendment to the existing credit facility agreement between them to extend the maturity date to March 15, 2012 (a prior third amendment entered into on February 15, 2011 was in all material respects superseded by the amendments made in the fourth amendment). Section 1.1 was amended (i) to define “Borrowing Base” as $175,000, (ii) to delete the definition of “EBITDA”, and (iii) to amend subsection (i) of the definition of “Eligible Accounts” so as to exclude any accounts for any account debtor (other than GDLS) which exceed 30% of all accounts and for GDLS to exclude those total obligations which exceed the lesser of 50% of all accounts or the aggregate sum of $500,000. Section 2.3(a)(ii) was amended so that the minimum semi annual interest payment is $20,000, and Section 6.8 was amended in its entirety so as to require the Company to maintain a zero balance on the revolving line for a period of at least 30 consecutive days during the period from March 15, 2011 and March 15, 2012.